Cover	9 Months Ended
Sep. 30, 2021
Cover [Abstract]
Entity Registrant Name	StrikeForce Technologies Inc.
Entity Central Index Key	0001285543
Document Type	S-1
Amendment Flag	false
Entity Small Business	true
Entity Emerging Growth Company	false
Entity Filer Category	Non-accelerated Filer
Entity File Number	000-55012
Entity Incorporation State Country Code	WY
Entity Tax Identification Number	22-3827597
Entity Address Address Line 1	1090 King Georges Post Road
Entity Address Address Line 2	Suite 603
Entity Address City Or Town	Edison
Entity Address State Or Province	NJ
Entity Address Postal Zip Code	08837
City Area Code	732
Local Phone Number	661-9641